Ordinary Shares (Details)				1 Months Ended						12 Months Ended
	Oct. 31, 2023 shares	Aug. 30, 2021 shares	May 31, 2019 USD ($)	Nov. 30, 2023 CNY (¥) shares	Nov. 30, 2023 USD ($) shares	Aug. 31, 2023 shares	Jun. 30, 2022 shares	Feb. 28, 2021 USD ($)	May 31, 2019 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Nov. 30, 2023 USD ($)	Nov. 21, 2023 CNY (¥) shares	Nov. 21, 2023 USD ($) shares	Dec. 31, 2022 $ / shares shares	Jan. 01, 2022 $ / shares shares
Ordinary Shares [Line Items]
Exercised share options	180,807											361,614
Issuance of ordinary shares						16,972
Gross proceeds of ipo										¥ 213,168,986	$ 30,024,224
Received net amount				¥ 213,200,000										$ 30,100,000
Converted shares		388,695
Acquisition shares										1,115,505	1,115,505
Total cash consideration (in Dollars)								$ 1		¥ 1,778,141,994			244,253,861
Series seed convertible preferred shares [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares										(1,076,501)	(1,076,501)
Total cash consideration (in Dollars) | ¥										¥ (58,565,485)
Cook San Francisco, LLC [Member]
Ordinary Shares [Line Items]
Equity interests, percentage				100.00%										100.00%
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized											55,248,154						55,248,154
Common stock, par value (in Dollars per share) | $ / shares											$ 0.016						$ 0.016
Common stock, shares issued											20,028,168						5,638,277
Common stock, shares outstanding											20,028,168						5,638,277
Exercised share options							361,614
Class A Ordinary Shares [Member] | Convertible Loan [Member]
Ordinary Shares [Line Items]
Converted shares				1,387,250	1,387,250
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized																	55,248,154	55,248,154
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.016	$ 0.016
Common stock, shares issued																	5,638,277	5,276,663
Common stock, shares outstanding																	5,638,277	5,276,663
Exercised share options												361,614
Issuance of ordinary shares										14,374,669	14,374,669		4,401,663
Total cash consideration (in Dollars) | ¥										¥ 1,642,299			¥ 455,728
Class A Ordinary Shares [Member] | Redeemable Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Converted shares				4,507,844	4,507,844
Class A Ordinary Shares [Member] | Redeemable Convertible Preferred Shareholders [Member]
Ordinary Shares [Line Items]
Converted shares				3,503,080	3,503,080
Class A Ordinary Shares [Member] | Series seed convertible preferred shares [Member]
Ordinary Shares [Line Items]
Converted shares				1,076,495	1,076,495
Class A Ordinary Shares [Member] | Cook San Francisco, LLC [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Acquisition shares				196,044	196,044
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized											875,000						875,000
Common stock, par value (in Dollars per share) | $ / shares											$ 0.016						$ 0.016
Common stock, shares issued											875,000						875,000
Common stock, shares outstanding											875,000						875,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Total cash consideration (in Dollars) | ¥
Class B Ordinary Shares [Member] | Founder Shares [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares									875,000
Total cash consideration (in Dollars) | $			$ 1
Initial public offering [Member]
Ordinary Shares [Line Items]
Received net amount															¥ 213,200,000	$ 30,000,000
Offering expenses payable				¥ 21,600,000										$ 3,100,000
Initial public offering [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares issued															3,900,000	3,900,000
Issuance of ordinary shares				3,900,000	3,900,000
Gross proceeds of ipo				¥ 234,800,000	$ 33,200,000